Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-39395
Entity Registrant Name	Faraday Future Intelligent Electric Inc.
Entity Central Index Key	0001805521
Entity Tax Identification Number	84-4720320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1990 E. Grand Avenue
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	424
Local Phone Number	276-7616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FFAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false